UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-9060

HOLLAND BALANCED FUND

(Exact name of registrant as specified in charter)
375 Park Avenue
New York, New York 10152

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
MICHAEL F. HOLLAND	DAVID JAMES
375 PARK AVENUE	4 COPLY PLACE
NEW YORK, NEW YORK 10152	5TH FLOOR BOSTON, MA 02116
Registrant’s telephone number, including area code: (212) 486-2002
Date of fiscal year end: September 30
Date of reporting period: June 30, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.

Holland Series Fund, Inc.
Holland Balanced Fund ▪ PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)	Shares	Value

Common Stocks—68.2% (a)

Computers—4.4%
International Business Machines Corp.	7,900	$1,355,245

Electronics—9.3%
3M Co.	15,100	1,432,235
Intel Corp.	65,300	1,447,048

		2,879,283

Entertainment & Leisure—4.3%
The Walt Disney Co.	33,900	1,323,456

Financial—7.2%
American Express Co.	27,500	1,421,750
JPMorgan Chase & Co.	20,000	818,800

		2,240,550

Food & Beverages—4.5%
PepsiCo, Inc.	20,000	1,408,600

Insurance—8.3%
Berkshire Hathaway, Inc. Class A*	11	1,277,155
Chubb Corp.	20,700	1,296,027

		2,573,182

Oil/Gas—9.0%
Exxon Mobil Corp.	17,500	1,424,150
Schlumberger, Ltd.	15,800	1,365,120

		2,789,270

Pharmaceuticals—4.1%
Johnson & Johnson	19,300	1,283,836

Producer Goods—3.2%
General Electric Co.	52,900	997,694

Retail—5.9%
Home Depot, Inc.	21,000	760,620
Wal-Mart Stores, Inc.	20,000	1,062,800

		1,823,420

Software—4.3%
Microsoft Corp.	51,000	1,326,000

Holland Series Fund, Inc.
Holland Balanced Fund ▪ PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)	Shares	Value

Common Stocks — Continued

Telecommunications—3.7%
Comcast Corp. Class A	45,000	$1,140,300

Total Common Stocks (Cost—$16,732,114)		21,140,836

	Principal
U.S. Government Securities—29.0%

U.S. Treasury Notes—29.0%
United States Treasury Note, 0.375% due 10/31/12 (Cost $8,982,645)	$9,000,000	9,010,197
Total Investments—97.2% (Cost—$25,714,759)		30,151,033

Other Assets In Excess Of Liabilities—2.8%		855,695

Net Assets—100%
Applicable to 1,971,163 outstanding $0.01 par value shares (authorized 1,000,000,000)		$31,006,728

(a)	All percentages are based on the net assets of the Holland Balance Fund as of June 30, 2011.

*	Non-income producing

Holland Series Fund, Inc.
NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
ORGANIZATION
The Holland Series Fund, Inc. (the “Company”) was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the “Fund”).
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Management has evaluated the impact of all events or transactions occurring after period end through the date this portfolio of investments was issued, and has determined that there were no subsequent events requiring recognition or disclosure.
VALUATION
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. The Fund uses the NASDAQ Official Closing Price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the procedures adopted by the Directors of the Fund.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below. The Fund’s hierarchy can be found below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Holland Series Fund, Inc.
NOTES TO PORTFOLIO OF INVESTMENTS (unaudited) (continued)
The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments at value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$21,140,836	$—	$—	$21,140,836
U.S. Government Securities	—	9,010,197	—	9,010,197

Total	$21,140,836	$9,010,197	$—	$30,151,033

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. At June 30, 2011, there were no significant transfers between Level 1, 2, or 3 based on the valuation input Levels on September 30, 2010.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s most recent annual report previously filed with the Securities and Exchange Commission on Form N-CSR.
INCOME TAXES
At June 30, 2011, the U.S. Federal income tax cost basis of investments was $25,714,759. Net unrealized appreciation of the Fund’s investment securities was $4,436,274 of which $5,580,506 related to appreciated investment securities and $1,144,232 related to depreciated investment securities.

Item 2. Controls and Procedures.
(a)	The registrant’s president and treasurer has evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.
(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
HOLLAND SERIES FUND, INC.

By:	/s/ Michael F. Holland
Michael F. Holland
President of the Holland Series Fund, Inc.
Date: August 19, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Michael F. Holland
Michael F. Holland
President and Treasurer of the Holland Series Fund, Inc.
Date: August 19, 2011